Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of anti-dilutive net loss per share
	September 30, 2021	September 30, 2020
Series A convertible preferred stock	-	-
Series B convertible preferred stock	-	-
Series C convertible preferred stock	756,667	-
Stock options	300,000	300,000
Warrants	17,353,987	-

	December 31, 2020	December 31, 2019
Series A convertible preferred stock	-	2,000,000
Series B convertible preferred stock	-	575,000
Convertible notes	-	1,650,000
Stock options	300,000	300,000
Warrants	-	2,225,000

Schedule of the numerator and denominator used in the basic and diluted earnings per share
	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Numerator:
Net income (loss)	$6,385,119	$(633,795)	$3,588,430	$(2,316,703)

Denominator:
Weighted-average shares of common stock	98,636,970	84,416,681	93,594,877	59,512,252
Dilutive effect of convertible instruments	1,056,513	-	1,056,513	-
Diluted weighted-average of common stock	99,693,483	41,653,825	94,651,390	80,631,207

Net income (loss) per common share from:
Basic	$0.06	$(0.01)	$0.04	$(0.04)
Diluted	0.06	(0.01)	0.04	(0.04)